Collateralized transactions - Assets Subject to Lien (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 1,636,650	¥ 1,470,358
Loans and receivables [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	202,436	114,051
Trading assets and private equity and debt [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	1,428,598	1,344,361
Office buildings, land, equipment and facilities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	4,962	5,076
Non-trading debt securities [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	204	1,047
Other [Member]
Collateralized Transactions Assets Subject to Lien [Line Items]
Assets subject to lien, amount	¥ 450	¥ 5,823